/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending March 31, 1999

MFS Government Markets Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
3/4/99      Shares of        50,000           6.375            7.27      Merrill
            Beneficial                                                   Lynch
            Interest
3/5/99      Shares of         3,000            6.375            7.3      Merrill
            Beneficial                                                   Lynch
            Interest
3/5/99      Shares of         97,000           6.4375           7.3      Merrill
            Beneficial                                                   Lynch
            Interest
3/9/99      Shares of         1,000            6.375            7.34     Merrill
            Beneficial                                                   Lynch
            Interest
3/9/99      Shares of         24,000           6.4375           7.34     Merrill
            Beneficial                                                   Lynch
            Interest
3/10/99     Shares of         25,000           6.4375           7.24     Merrill
            Beneficial                                                   Lynch
            Interest
3/15/99     Shares of         23,000           6.375            7.34     Merrill
            Beneficial                                                   Lynch
            Interest
3/15/99     Shares of         2,000            6.3125           7.34     Merrill
            Beneficial                                                   Lynch
            Interest
3/16/99     Shares of         25,000           6.375            7.36     Merrill
            Beneficial                                                   Lynch
            Interest
3/18/99     Shares of         25,000           6.375            7.36     Merrill
            Beneficial                                                   Lynch
            Interest
3/23/99     Shares of        25,000           6.375            7.34      Merrill
            Beneficial                                                   Lynch
            Interest
3/29/99     Shares of        44,500           6.375            7.31      Merrill
            Beneficial                                                   Lynch
            Interest
3/30/99     Shares of        25,000           6.375            7.33      Merrill
            Beneficial                                                   Lynch
            Interest
3/31/99     Shares of        1,500            6.375            7.33      Merrill
            Beneficial                                                   Lynch
            Interest


Total Shares Repurchased:  410,700
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer